Earnings Per Share Attributable To Ordinary Equity Holders of The Parent	12 Months Ended
Dec. 31, 2022
Earnings/(loss) Per Share Attributable To Ordinary Equity Holders of The Parent
Earnings Per Share Attributable To Ordinary Equity Holders of The Parent
10.	EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
The Company’s ordinary shares are divided into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible into Class B ordinary share under any circumstances. Each Class B ordinary share is entitled to twenty votes and is convertible into one Class A ordinary share at any time by the holder thereof.
The basic earnings per share attributable to Class A ordinary equity holders and Class B ordinary equity holders are calculated by dividing the profit for the year attributable to Class A ordinary equity holders and Class B ordinary equity holders of the parent by the number of Class A ordinary shares and Class B ordinary shares, respectively.
For the year ended December 31, 2020, the diluted earnings per share attributable to Class A ordinary equity holders and Class B ordinary equity holders are based on the profit for the year attributable to Class A ordinary equity holders a
n
d Class B ordinary equity holders of the parent, adjusted to reflect the interest on the convertible bond, net fair value change of derivative financial liability and the foreign exchange effect of the convertible bonds of HK$7,717,348, HK$7,765,148 and HK$528,958,
respectively. The weighted average number of ordinary shares used in the calculation is the number of ordinary shares in issue during the year, as used in the basic earnings per share calculation plus the weighted average number of ordinary shares assumed to have been issued at on the deemed exercise or conversion of all dilutive potential ordinary shares into ordinary shares. For the year ended December 31, 2021 and 2022, the computation of diluted earnings per share has not taken into account the effect of convertible bond which is anti-dilutive.
Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2020	2021	2022
Basic earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class A	249,206,548	299,742,816	513,186,052

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class B	810,766,722	796,709,268	596,821,469

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	57,474,495	62,327,851	138,490,789

Weighted average number of Class B ordinary shares outstanding—basic	186,987,093	165,665,944	160,959,872

Basic earnings per share (HK$) Class A	4.34	4.81	3.71

Basic earnings per share (HK$) Class B	4.34	4.81	3.71

Diluted earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class A	248,629,790	299,742,816	513,186,052

Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class B	810,766,722	796,709,268	596,821,469

Denominator:
Weighted average number of Class A ordinary shares outstanding—diluted	58,966,142	62,327,851	138,490,789
Weighted average number of Class B ordinary shares outstanding—diluted	186,987,093	165,665,944	160,959,872

Diluted earnings per share (HK$) Class A	4.22	4.81	3.71

Diluted earnings per share (HK$) Class B	4.34	4.81	3.71

	Number of shares
	For the year ended December 31,
	2020	2021	2022
Shares:
Weighted average number of Class A ordinary shares in issue during the year used in the basic earnings per share calculation	57,474,495	62,327,851	138,490,789
Effect of dilution – weighted average number of ordinary shares:
Convertible bond	1,491,647	—	—

	58,966,142	62,327,851	138,490,789

Weighted average number of Class B ordinary shares in issue during the year used in the basic earnings per share calculation	186,987,093	165,665,944	160,959,872
Effect of dilution – weighted average number of ordinary shares:
Convertible bond	—	—	—

	186,987,093	165,665,944	160,959,872

Other than disclosed above and disclosed elsewhere in these consolidated financial statements, there are no other outstanding potential dilutive shares in issue.